CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (128,051)	$ (36,023)	$ (53,182)
Other comprehensive loss:
Foreign currency translation adjustments (net of tax expense (benefit) of $0, $479 and $(108), respectively)	(10,048)	(269)	(414)
Other comprehensive loss	(10,048)	(269)	(414)
Comprehensive loss	(138,099)	(36,292)	(53,596)
Comprehensive income attributable to noncontrolling interests (all attributable to net income)	(588)	(628)	(2,893)
Comprehensive loss attributable to Layne Christensen Company	$ (138,687)	$ (36,920)	$ (56,489)